Discontinued operations (Details) - EUR (€) € / shares in Units, € in Millions	12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021		Sep. 30, 2020
Disposal Groups and Discontinued Operations [Abstract]
Revenue	€ 53.0	€ 58.2		€ 58.8
Own work capitalized	0.1	0.4		0.3
Other operating income	0.1	0.7		1.0
Cost of material	(41.7)	(33.9)		(34.7)
Personnel expense	(9.3)	(9.1)		(9.0)
Other operating expenses	(19.5)	(20.6)		(18.9)
Depreciation and amortization	(2.3)	(1.8)		(1.1)
Impairment loss	(4.8)	0.0		0.0
Operating result	(24.4)	(6.2)		(3.5)
Finance result	(2.0)	(2.1)		(1.4)
Earnings before taxes (EBT)	(26.4)	(8.3)		(5.0)
Income tax expense/benefit	0.0	0.0		0.0
Loss for the period	€ (26.4)	€ (8.3)	[1]	€ (5.0)
Earnings per share [abstract]
Basic loss per share (in EUR per share)	€ (0.1)	€ 0		€ 0
Diluted loss per share (in EUR per share)	€ (0.1)	€ 0		€ 0
Cash flow from discontinued operations	€ (7.7)	€ (13.2)		€ (4.5)
Net cash flow from/ (used in) operating activities	(6.6)	(4.3)	[2]	(2.5)	[2]
Net cash flow from/ (used in) investing activities	(0.6)	(1.2)	[2]	(0.9)	[2]
Net cash flow from/ (used in) financing activities	€ (0.5)	€ (7.7)	[2]	€ (1.2)	[2]

[1]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.
[2]	The comparative numbers have been re-presented as a result of the discontinued operations. Refer to Note 11- Discontinued operations.